INCOME TAXES Schedule of classification of income tax expense (recovery) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense (recovery) — continuing operations	$ 1,611	$ (14,874)	$ (3,968)
Income tax expense — discontinued operations	24,295	1,644	3,003
Total	$ 25,906	$ (13,230)	$ (965)